Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net
Receivables for technical service fees from borrowers and financial partners	¥ 12,998		¥ 26,494
Receivables for marketplace service fees from asset management companies	1,394		1,062
Receivables for marketplace service fees from insurance companies and others	11,342		13,694
Total accounts receivable	25,734		41,250
Allowance for doubtful accounts	(7,107)		(4,396)	¥ (369)	¥ (4,780)
Accounts receivable, net	¥ 18,627	$ 2,701	¥ 36,854